ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	As of
	March 31, 2025	September 30, 2024
Accrued salary	$142,073	$130,332
Accrued salary to related parties	13,345	21,279
Other payables	55,207	197,878
Accrued operating expenses	39,293	15,329
Total	$249,918	$364,818